Summary of Significant Accounting Policies - Schedule of Reconciliation of the Beginning and Ending Balances (Details) - Level 3 [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Reconciliation of the Beginning and Ending Balances [Line Items]
Opening balance
New convertible loans issued	4,985,000
Loss on change in fair value of convertible loan	678,297
Conversion of convertible loans	(5,663,297)
Total